Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 1,365,775	¥ 906,543
Reclassification from non-current liabilities (Current portion)	1,925,420	2,211,761
Total	3,291,195	3,118,304
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	965,468	421,801
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	358,874	434,675
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 41,433	¥ 50,067